Operating Leases	12 Months Ended
Dec. 31, 2025
Leases, Operating [Abstract]
Operating Leases

6 OPERATING LEASES

The Group's leases consist of operating leases for administrative office located in different cities in the PRC. Certain leases include rental escalation clauses with fixed rate rent increase over the term of the lease, which is factored into the Group's determination of lease payments. As of December 31, 2024 and 2025, the Group has no finance lease.

The components of lease expense for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	18,537	10,904	6,509
Lease cost for leases with terms less than one year	1,356	178	67
Total lease cost	19,893	11,082	6,576

For the years ended December 31, 2023, 2024 and 2025, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2025:

As of December 31,
2025
RMB
2026	5,870
2027	5,355
2028	4,497
2029	541
2030 and thereafter	—
Total future lease payments	16,263
Less: imputed interest	(1,587)
Balance as of December 31, 2025	14,676

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
Weighted average remaining lease term (years)	3.19	1.84	2.93
Weighted average discount rate (percentage)	9.43	7.51	7.56

Supplemental information related to the Group's operating leases for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for operating leases	17,438	8,913	6,126
Right-of-use assets increased due to lease modification	982	832	9,013